SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Rollforward of Reserve for Obsolete Materials and Supplies (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Inventory Obsolescence
Beginning balance	$ 5,205	$ 3,984	$ 3,749
Provisions	3,069	1,923	1,463
Dispositions	(1,655)	(702)	(1,228)
Ending balance	$ 6,619	$ 5,205	$ 3,984